Financial Instruments - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Financial assets measured at fair value through profit or loss (including current and noncurrent)	$ 23,767	$ 15,350
Financial assets measured at fair value through other comprehensive income	1,635	279
Measured at amortized cost:
Cash and cash equivalents	191,749	221,581	$ 336,024	$ 184,938
Time deposit with original maturities more than three months	12,511	8,314
Accounts receivable and other receivables (including related parties)	235,829	261,148
Restricted deposit (including current and noncurrent)	516,384	434,903
Total financial assets	1,190,075	1,116,098
Financial assets at amortised cost, category
Measured at amortized cost:
Cash and cash equivalents	191,749	221,581
Time deposit with original maturities more than three months	12,511	8,314
Accounts receivable and other receivables (including related parties)	241,390	263,767
Restricted deposit (including current and noncurrent)	453,032	369,332
Refundable deposits (including current and noncurrent)	265,991	237,475
Subtotal	$ 1,164,673	$ 1,100,469